Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per Share [Abstract]
Payment of dividends to Series B and Series C preferred stockholders	$ 917	$ 951
Incremental shares attributable to dilutive effect of conversion of preferred convertible stock (in shares)	26,294,663	22,314,730
Incremental shares attributable to dilutive effect of conversion of warrants (in shares)	637,589	767,745
Changes in value of warrants' liability	$ (10)	$ (966)
Basic Earnings / (Loss) per Share [Abstract]
Net income	21,616	34,083
Income allocated to participating securities	0	(1)
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	0	(9,809)
Deemed dividend to the July and August warrants' holders due to triggering of a down-round feature	0	(789)
Dividends on preferred stock	(917)	(951)
Net income attributable to common stockholders	$ 20,699	$ 22,533
Weighted average number of common shares, basic (in shares)	12,297,945	9,284,254
Earnings per common share, basic (in dollars per share)	$ 1.68	$ 2.43
Diluted Earnings / (Loss) per Share [Abstract]
Net income	$ 21,616	$ 34,083
Income allocated to participating securities	0	(1)
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	0	(9,809)
Deemed dividend to the July and August warrants' holders due to triggering of a down-round feature	0	(789)
Changes in value of warrants' liability	(10)	(966)
Net income attributable to common stockholders	$ 21,606	$ 32,327
Weighted average number of common shares, basic (in shares)	12,297,945	9,284,254
Effect of dilutive shares (in shares)	26,917,952	23,082,475
Weighted average number of common shares, diluted (in shares)	39,215,897	32,366,729
Earnings per common share, diluted (in dollars per share)	$ 0.55	$ 1